Commitment and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies
Commitments and Contingencies

6. Commitments and Contingencies

Litigation

The Company may from time to time be involved in legal actions arising from normal business activities. Management believes that these actions are without merit or that the ultimate liability, if any, resulting from them will not materially affect the financial position or results of operations of the Company.

Operating Leases

The Company leases several of its banking facilities under operating leases. Rental expense related to these leases was approximately $363 and $351 for the three months ended March 31, 2015 and 2014, respectively.

14. Commitments and Contingencies

Litigation

        The Company may from time to time be involved in legal actions arising from normal business activities. Management believes that these actions are without merit or that the ultimate liability, if any, resulting from them will not materially affect the financial position or results of operations of the Company.

Operating Leases

        The Company leases several of its banking facilities under operating leases expiring in various years through 2022. Minimum future rental payments under these non-cancelable operating leases as of December 31, 2014 for each of the next five years and in the aggregate are:

Year Ended December 31,	Amount
2015	$955
2016	879
2017	904
2018	816
2019	751
Thereafter	1717

$6,022

        Rental expense was approximately $1,468, $1,353 and $1,205 for the years ended December 31, 2014, 2013 and 2012, respectively.

        Certain of the operating leases above provide for renewal options at their fair value at the time of renewal. In the normal course of business, operating leases are generally renewed or replaced by other leases.

        During 2012, the Company relocated its corporate office facilities and incurred an approximate loss of $102 for early contract termination of the leased space. All terminating costs were recorded in occupancy of bank premises in the accompanying consolidated statements of income with a corresponding deferral recorded in other liabilities in the accompanying consolidated balance sheets. The liability was reduced as the remaining lease payments were made. As of December 31, 2014 there was no remaining liability. As of December 31, 2013, approximately $7 remained as a liability in the accompanying consolidated balance sheet.